                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY


Investment Company Act file number: 811-21074

Exact Name of Registrant
(as specified in charter): Cohen & Steers Premium Income Realty Fund, Inc.

Address of Principal Executive Office:   757 Third Avenue
                                         New York, NY 10017

Name and address of agent for service:   John E. McLean
                                         757 Third Avenue
                                         New York, NY 10017

Registrant telephone number, including area code:  (212) 832-3232

Date of fiscal year end:   December 31

Date of reporting period:  September 30, 2005

Item 1. Schedule of Investments


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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)


                                                               Number
                                                              of Shares            Value
                                                          ---------------    ---------------
COMMON STOCK                                      123.8%
    DIVERSIFIED                                    13.1%
           Colonial Properties Trust                              514,400    $    22,880,512
           Crescent Real Estate Equities Co.                      297,600          6,103,776
           Digital Realty Trust                                    68,600          1,234,800
           iStar Financial                                        336,800         13,616,824
           Spirit Finance Corp.                                   600,800          6,759,000
           Vornado Realty Trust                                   606,300         52,517,706
                                                                             ---------------
                                                                                 103,112,618
                                                                             ---------------
    HEALTH CARE                                    16.0%
           Health Care Property Investors                         926,400         25,003,536
           Health Care REIT                                       555,800         20,614,622
           Healthcare Realty Trust                                304,400         12,218,616
           Medical Properties Trust                                29,700            291,060
           Nationwide Health Properties                         1,009,400         23,519,020
           Ventas                                               1,358,800         43,753,360
                                                                             ---------------
                                                                                 125,400,214
                                                                             ---------------
    HOTEL                                           3.5%
           DiamondRock Hospitality Co.                            294,600          3,461,550
           Hospitality Properties Trust                           408,100         17,491,166
           Strategic Hotel Capital                                343,400          6,270,484
                                                                             ---------------
                                                                                  27,223,200
                                                                             ---------------
    INDUSTRIAL                                      2.3%
           First Industrial Realty Trust                          454,700         18,210,735
                                                                             ---------------
    MORTGAGE                                        4.4%
           Gramercy Capital Corp.(a)                              680,000         16,292,800
           Newcastle Investment Corp.                             643,237         17,946,312
                                                                             ---------------
                                                                                  34,239,112
                                                                             ---------------



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                                       1
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

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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
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                       SCHEDULE OF INVESTMENTS-(Continued)
                         September 30, 2005 (Unaudited)


                                                               Number
                                                             of Shares            Value
                                                          ---------------    ---------------
OFFICE                                             41.2%
       American Financial Realty Trust                            912,200    $    12,953,240
       Arden Realty                                               937,400         38,592,758
       Boston Properties                                          203,600         14,435,240
       Brandywine Realty Trust                                  1,021,000         31,742,890
       CarrAmerica Realty Corp.                                   845,000         30,377,750
       Equity Office Properties Trust                           1,472,600         48,168,746
       Glenborough Realty Trust                                    59,100          1,134,720
       Highwoods Properties                                       559,200         16,501,992
       HRPT Properties Trust                                      977,100         12,125,811
       Mack-Cali Realty Corp.                                     846,400         38,037,216
       Maguire Properties                                         507,800         15,259,390
       Prentiss Properties Trust                                  847,800         34,420,680
       Reckson Associates Realty Corp.                            865,500         29,903,025
                                                                             ---------------
                                                                                 323,653,458
                                                                             ---------------
OFFICE/INDUSTRIAL                                   7.9%
       Duke Realty Corp.                                          549,500         18,617,060
       Liberty Property Trust                                     836,800         35,597,472
       Mission West Properties                                    802,300          8,055,092
                                                                             ---------------
                                                                                  62,269,624
                                                                             ---------------
RESIDENTIAL - APARTMENT                            16.3%
       American Campus Communities                                236,000          5,668,720
       AMLI Residential Properties Trust                          185,000          5,932,950
       Apartment Investment & Management Co.                      144,200          5,592,076
       Archstone-Smith Trust                                      576,317         22,977,759
       AvalonBay Communities                                      337,200         28,898,040
       Camden Property Trust                                      331,800         18,497,850
       Education Realty Trust                                     426,300          7,119,210
       GMH Communities Trust                                      500,800          7,346,736
       Home Properties                                            355,000         13,933,750
       Mid-America Apartment Communities                          258,800         12,036,788
                                                                             ---------------
                                                                                 128,003,879
                                                                             ---------------

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                                       2
--------------------------------------------------------------------------------

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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
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                       SCHEDULE OF INVESTMENTS-(Continued)
                         September 30, 2005 (Unaudited)

                                                               Number
                                                             of Shares            Value
                                                          ---------------    ---------------

SELF STORAGE                                        2.0%
       Extra Space Storage                                        333,200    $     5,124,616
       Extra Space Storage (Restricted)(b),(c)                     49,900            729,089
       Sovran Self Storage                                         71,500          3,499,925
       U-Store-It Trust                                           309,000          6,263,430
                                                                             ---------------
                                                                                  15,617,060
                                                                             ---------------
SHOPPING CENTER                                    16.4%
    COMMUNITY CENTER                                6.0%
       Cedar Shopping Centers                                     460,300          6,660,541
       Heritage Property Investment Trust                         385,800         13,503,000
       Inland Real Estate Corp.                                   205,600          3,219,696
       New Plan Excel Realty Trust                                189,400          4,346,730
       Ramco-Gershenson Properties Trust                          652,600         19,049,394
                                                                             ---------------
                                                                                  46,779,361
                                                                             ---------------
    REGIONAL MALL                                  10.4%
       Glimcher Realty Trust                                      594,700         14,552,309
       Macerich Co.                                               565,600         36,730,064
       Mills Corp.                                                549,600         30,271,968
                                                                             ---------------
                                                                                  81,554,341
                                                                             ---------------
       TOTAL SHOPPING CENTER                                                     128,333,702
                                                                             ---------------
SPECIALTY                                           0.7%
       Entertainment Properties Trust                             127,500          5,690,325
                                                                             ---------------
           TOTAL COMMON STOCK
            (Identified cost-$648,480,486)                                       971,753,927
                                                                             ---------------

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                                       3
--------------------------------------------------------------------------------

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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
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                       SCHEDULE OF INVESTMENTS-(Continued)
                         September 30, 2005 (Unaudited)


                                                                       Number
                                                                     of Shares          Value
                                                                   -------------   ---------------
PREFERRED STOCK                                               21.6%
    DIVERSIFIED                                                2.4%
           Colonial Properties Trust, 8.125%, Series D                  190,300    $     4,928,770
           Colonial Properties Trust, 7.62%, Series E                    22,700            566,138
           Crescent Real Estate Equities Co., 6.75%, Series A
            (Convertible)                                                 2,900             64,235
           Crescent Real Estate Equities Co., 9.50%, Series B            51,200          1,377,792
           Digital Realty Trust, 8.50%, Series A                         82,300          2,168,605
           Entertainment Properties Trust, 7.75%, Series B              110,000          2,788,500
           iStar Financial, 7.875%, Series E                             70,000          1,830,500
           iStar Financial, 7.80%, Series F                             100,000          2,651,000
           iStar Financial, 7.65%, Series G                              60,000          1,510,800
           iStar Financial, 7.50%, Series I                              50,000          1,266,000
                                                                                   ---------------
                                                                                        19,152,340
                                                                                   ---------------
    HEALTH CARE                                                0.8%
           Health Care REIT, 7.625%, Series F                           182,900          4,627,370
           Omega Healthcare Investors, 8.375%, Series D                  60,000          1,556,400
                                                                                   ---------------
                                                                                         6,183,770
                                                                                   ---------------
    HOTEL                                                      2.5%
           Eagle Hospitality Trust, 8.25%, Series A                      80,000          2,008,000
           Equity Inns, 8.75%, Series B                                 180,000          4,727,700
           FelCor Lodging Trust, $1.95, Series A
            (Convertible)                                                26,500            652,695
           FelCor Lodging Trust, 8.00%, Series C                         81,800          2,036,820
           Host Marriott Corp., 10.00%, Series C                         99,200          2,523,648
           Host Marriott Corp., 8.875%, Series E                         40,000          1,092,000
           Host Marriott Financial Trust, 6.75%, QUIPS
            (Convertible)                                                17,300            955,825
           LaSalle Hotel Properties, 10.25%, Series A                    25,400            675,640
           Strategic Hotel Capital, 8.50%, Series A, 144A(d)            111,200          2,919,000
           Sunstone Hotel Investors, 8.00%, Series A                     66,000          1,683,000
                                                                                   ---------------
                                                                                        19,274,328
                                                                                   ---------------

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                                       4
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
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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
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                       SCHEDULE OF INVESTMENTS-(Continued)
                         September 30, 2005 (Unaudited)

                                                                 Number
                                                               of Shares          Value
                                                             ------------    ---------------
INDUSTRIAL                                              0.0%
       ProLogis, 8.54%, Series C                                      980    $        54,145
                                                                             ---------------
MORTGAGE                                                0.4%
       Newcastle Investment Corp., 9.75%, Series B                111,300          2,955,015
                                                                             ---------------
OFFICE                                                  3.6%
       Alexandria Real Estate Equities, 9.10%, Series B             2,000             52,120
       Brandywine Realty Trust, 7.50%, Series C                    30,000            760,500
       Cousins Properties, 7.75%, Series A                         87,660          2,279,160
       Cousins Properties, 7.50%, Series B                        178,000          4,556,800
       Highwoods Properties, 8.625%, Series A                       2,679          2,872,658
       HRPT Properties Trust, 8.75%, Series B                     400,000         10,604,000
       Kilroy Realty Corp., 7.50%, Series F                        66,300          1,686,672
       Maguire Properties, 7.625%, Series A                        90,500          2,294,175
       SL Green Realty Corp., 7.625%, Series C                    123,500          3,135,665
                                                                             ---------------
                                                                                  28,241,750
                                                                             ---------------
OFFICE/INDUSTRIAL                                       0.2%
       PS Business Parks, 7.00%, Series H                          20,000            497,000
       PS Business Parks, 7.20%, Series M                          24,900            623,745
                                                                             ---------------
                                                                                   1,120,745
                                                                             ---------------

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                                       5
--------------------------------------------------------------------------------

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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
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                       SCHEDULE OF INVESTMENTS-(Continued)
                         September 30, 2005 (Unaudited)

                                                                    Number
                                                                   of Shares          Value
                                                                -------------    ---------------
RESIDENTIAL - APARTMENT                                    2.3%
       Apartment Investment & Management Co., 9.375%,
        Series G                                                        2,500    $        66,200
       Apartment Investment & Management Co., 10.10%,
        Series Q                                                        5,800            148,364
       Apartment Investment & Management Co., 7.75%,
        Series U                                                      120,000          3,003,600
       Apartment Investment & Management Co., 8.00%,
        Series V                                                      185,400          4,709,160
       Apartment Investment & Management Co., 7.875%,
        Series Y                                                      146,000          3,664,600
       Associated Estates Realty Corp., 8.70%, Series B                83,000          2,162,150
       Mid-America Apartment Communities, 8.30%,  Series H            120,800          3,152,880
       Post Properties, 8.50%, Series A                                12,000            732,000
       United Dominion Realty Trust, 8.60%, Series B                   25,000            656,250
                                                                                 ---------------
                                                                                      18,295,204
                                                                                 ---------------
SHOPPING CENTER                                            9.2%
    COMMUNITY CENTER                                       1.8%
       Cedar Shopping Centers, 8.875%, Series A                        40,000          1,040,000
       Developers Diversified Realty Corp., 8.60%, Series F            23,200            600,880

       Federal Realty Investment Trust, 8.50%, Series B                20,000            520,800
       Ramco-Gershenson Property Trust, 9.50%, Series B               189,100          5,101,918
       Urstadt Biddle Properties, 8.50%, Series C                      16,000          1,736,000
       Urstadt Biddle Properties, 7.50%, Series D                     192,400          4,955,262
                                                                                 ---------------
                                                                                      13,954,860
                                                                                 ---------------
    FREE STANDING                                          0.4%
       Commercial Net Lease Realty, 9.00%, Series A                   100,500          2,654,205
       Realty Income Corp., 7.375%, Series D                           13,300            350,322
                                                                                 ---------------
                                                                                       3,004,527
                                                                                 ---------------


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                                       6
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

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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
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                       SCHEDULE OF INVESTMENTS-(Continued)
                         September 30, 2005 (Unaudited)

                                                                Number
                                                              of Shares          Value
                                                            -------------    ---------------
    REGIONAL MALL                                       7.0%
       CBL & Associates Properties, 7.75%, Series C               145,200    $     3,741,804
       CBL & Associates Properties, 7.375%, Series D              270,000          6,825,600
       Glimcher Realty Trust, 8.75%, Series F                      35,000            903,350
       Glimcher Realty Trust, 8.125%, Series G                     80,000          2,031,200
       Mills Corp., 9.00%, Series B(e)                            714,100         18,673,715
       Mills Corp., 9.00%, Series C                               140,000          3,655,400
       Mills Corp., 8.75%, Series E                                80,000          2,120,000
       Mills Corp., 7.875%, Series G                              150,000          3,855,000
       Pennsylvania REIT, 11.00%, Series A                         98,300          5,676,825
       Simon Property Group, 8.375%, Series J                      70,800          4,615,275
       Taubman Centers, 8.30%, Series A                            14,125            357,928
       Taubman Centers, 8.00%, Series G                           100,000          2,600,000
                                                                             ---------------
                                                                                  55,056,097
                                                                             ---------------
       TOTAL SHOPPING CENTER                                                      72,015,484
                                                                             ---------------
SPECIALTY                                               0.2%
       Capital Automotive REIT, 7.50%, Series A                    80,000          1,784,000
                                                                             ---------------
           TOTAL PREFERRED STOCK
            (Identified cost-$162,499,416)                                       169,076,781
                                                                             ---------------
                                                               Principal
                                                                Amount
                                                            -------------
CORPORATE BOND                                          0.7%
           Ventas Realty LP, 9.000%, due 5/1/12
            (Identified cost-$4,883,024)                       $5,000,000          5,700,000
                                                                             ---------------
COMMERCIAL PAPER                                        0.7%
           San Paolo U.S. Finance Co., 2.750%, due
            10/3/05 (Identified cost-$5,576,148)                5,577,000          5,576,148
                                                                             ---------------

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                                       7
--------------------------------------------------------------------------------

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                 COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
--------------------------------------------------------------------------------

                       SCHEDULE OF INVESTMENTS-(Continued)
                         September 30, 2005 (Unaudited)



TOTAL INVESTMENTS (Identified cost - $821,439,074)    146.8%                 $ 1,152,106,856

OTHER ASSETS IN EXCESS OF LIABILITIES                   1.1%                       8,599,950

LIQUIDATION VALUE OF PREFERRED SHARES                 (47.9%)                   (376,000,000)
                                                   ---------                 ---------------

NET ASSETS APPLICABLE TO COMMON SHARES
 (Equivalent to $24.77 per share based on 31,681,637
 shares of common stock outstanding)                  100.0%                 $   784,706,806
                                                   =========                 ===============

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a) Resale is restricted. Security acquired 12/3/04 at a cost of $11,743,600; equals 2.1% of net assets applicable to common shares.

(b) Fair valued security. Aggregate holdings equal 0.1% of net assets applicable to common shares.

(c) Resale is restricted. Security acquired 6/20/05 at a cost of $672,153; equals 0.1% of net assets applicable to common shares.

(d) Resale is restricted to qualified institutional investors; equals 0.4% of net assets applicable to common shares.

(e) 77,000 shares segregated as collateral for the interest rate swap transactions.


                       Glossary of Portfolio Abbreviations

            QUIPS                Quarterly Income Preferred Securities
            REIT                 Real Estate Investment Trust

--------------------------------------------------------------------------------
                                       8
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

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          COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.
--------------------------------------------------------------------------------


                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)


Interest Rate Swaps:

                                        Notional                Fixed       Floating Rate(a)     Termination         Unrealized
         Counterparty                    Amount                 Rate        (reset monthly)         Date            Appreciation
---------------------------------   ----------------        ------------   -----------------  -----------------   ----------------
Fleet Global Markets                     $11,850,000              3.215%              3.700%    October 2, 2008   $        436,506
Merrill Lynch Derivative Products        $38,000,000              2.930%              3.789%   October 18, 2005             26,267
Merrill Lynch Derivative Products        $38,000,000              3.660%              3.789%   October 18, 2007            651,462
Merrill Lynch Derivative Products        $38,000,000              4.160%              3.789%   October 18, 2009            596,807
Royal Bank of Canada                     $11,850,000              3.680%              3.818%   October 22, 2008            279,713
Royal Bank of Canada                     $41,000,000              4.258%              3.704%      March 9, 2010            435,660
UBS AG                                   $22,000,000              2.920%              3.789%   October 18, 2005             15,378
UBS AG                                   $22,000,000              3.642%              3.789%   October 18, 2007            381,465
UBS AG                                   $22,000,000              4.165%              3.789%   October 18, 2009            336,794
                                                                                                                  ----------------
                                                                                                                  $      3,160,052
                                                                                                                  ================


-----------------------------------

(a) Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2005.


--------------------------------------------------------------------------------
                                       9
--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS PREMIUM INCOME REALTY FUND, INC.




By: /s/ Adam M. Derechin
    --------------------------------
        Name: Adam M. Derechin
        Title: President

        Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ Adam M. Derechin                  By: /s/ Jay J. Chen
    ----------------------------------        ----------------------------------
        Name: Adam M. Derechin                    Name: Jay J. Chen
        Title: President and principal            Title: Treasurer and principal
                executive officer                         financial officer

        Date: November 17, 2005